Other information about investments - Joint arrangements and associates - Corporate and other activities (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 KZT (₸)	Dec. 31, 2020 EUR (€)
Joint arrangements and associates
Share capital | €		€ 4,005,000,000		€ 4,005,000,000
ENI SpA
Joint arrangements and associates
Share capital | €		4,005,358,876		€ 4,005,358,876
Corporate and financial companies | Italy | Joint Arrangement Or Associate One [Member]
Joint arrangements and associates
Company name	Consorzio per l'attuazione del Progetto Divertor Tokamak Test DTT Scarl (†)
Registered office	Frascati (RM)
Country of operation	Italy
Share capital | €		1,000,000
Consolidation or valuation method	Co.
Corporate and financial companies | Italy | Joint Arrangement Or Associate One [Member] | ENI SpA
Joint arrangements and associates
% Ownership	25.00%
Corporate and financial companies | Italy | Joint Arrangement Or Associate One [Member] | Third parties
Joint arrangements and associates
% Ownership	75.00%
Corporate and financial companies | Italy | Joint Arrangement Or Associate Two [Member]
Joint arrangements and associates
Company name	Saipem SpA (#) (†)
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital | €		2,191,384,693
Consolidation or valuation method	Eq.
Corporate and financial companies | Italy | Joint Arrangement Or Associate Two [Member] | ENI SpA
Joint arrangements and associates
% Ownership	30.54%
% Equity ratio	31.20%
Corporate and financial companies | Italy | Joint Arrangement Or Associate Two [Member] | Saipem SpA
Joint arrangements and associates
% Ownership	2.12%
Corporate and financial companies | Italy | Joint Arrangement Or Associate Two [Member] | Third parties
Joint arrangements and associates
% Ownership	67.34%
% Equity ratio	68.80%
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Three [Member]
Joint arrangements and associates
Company name	Commonwealth Fusion Systems Llc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $	$ 215,000,514.83
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Four [Member]
Joint arrangements and associates
Company name	CZero Inc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $	$ 8,116,660.78
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Five [Member]
Joint arrangements and associates
Company name	Form Energy Inc
Registered office	Somerville (USA)
Country of operation	USA
Share capital | $	$ 328,901,396.67
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Six [Member]
Joint arrangements and associates
Company name	Obantarla Corp.
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $	$ 20,499,995
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Seven [Member]
Joint arrangements and associates
Company name	sHYp BV PBC
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $	$ 3,000,000
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member]
Joint arrangements and associates
Company name	Tecninco Engineering Contractors Llp (†)
Registered office	Aksai (Kazakhstan)
Country of operation	Kazakhstan
Share capital | ₸			₸ 29,478,455
Consolidation or valuation method	Eq.
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member] | EniProgetti SpA
Joint arrangements and associates
% Ownership	49.00%
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Eight [Member] | Third parties
Joint arrangements and associates
% Ownership	51.00%
Corporate and financial companies | Foreign (outside Italy) | Joint Arrangement Or Associate Nine [Member]
Joint arrangements and associates
Company name	Thiozen Inc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $	$ 2,999,987.81
Consolidation or valuation method	Eq.
Other activities | Italy | Joint Arrangement Or Associate One [Member]
Joint arrangements and associates
Company name	HEA SpA (†)
Registered office	Bologna
Country of operation	Italy
Share capital | €		50,000
Consolidation or valuation method	Co.
Other activities | Italy | Joint Arrangement Or Associate One [Member] | Eni Rewind SpA
Joint arrangements and associates
% Ownership	50.00%
Other activities | Italy | Joint Arrangement Or Associate One [Member] | Third parties
Joint arrangements and associates
% Ownership	50.00%
Other activities | Italy | Joint Arrangement Or Associate Two [Member]
Joint arrangements and associates
Company name	Progetto Nuraghe Scarl
Registered office	Porto Torres (SS)
Country of operation	Italy
Share capital | €		€ 10,000
Consolidation or valuation method	Eq.
Other activities | Italy | Joint Arrangement Or Associate Two [Member] | Eni Rewind SpA
Joint arrangements and associates
% Ownership	48.55%
Other activities | Italy | Joint Arrangement Or Associate Two [Member] | Third parties
Joint arrangements and associates
% Ownership	51.45%